Bank Loans and Notes Payables - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	$ 76,881	$ 67,735
Cash flows, Repayments, Lease liabilities	(3,141)	(28)	$ (8,401)
Payments of lease liabilities, classified as financing activities	(1,276)	(1,205)	(968)
Cash flows, Repayments, Total from financing activities	(4,036)	(884)
Proceeds	14,988	1,394	151
New leases	1,033	1,046
Others	(454)	461
Fair value in Hedge Instruments	544	(383)
Foreign Exchange movement	(6,068)	7,553
Translation Effect	(207)	(41)
Carrying value	82,681	76,881	67,735
Short-term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	1,443	88
Cash flows, Repayments, Lease liabilities	(445)	0
Proceeds	3,323	1,394
New leases	0	0
Others	0	0
Fair value in Hedge Instruments	0	0
Foreign Exchange movement	(78)	0
Translation Effect	(211)	(39)
Carrying value	4,032	1,443	88
Short-term Borrowings | Short-term bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	1,443	88
Cash flows, Repayments, Lease liabilities	(445)	0
Proceeds	3,323	1,394
New leases	0	0
Others	0	0
Fair value in Hedge Instruments	0	0
Foreign Exchange movement	(78)	0
Translation Effect	(211)	(39)
Carrying value	4,032	1,443	88
Long-term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	72,254	65,126
Cash flows, Repayments, Lease liabilities	(2,696)	(28)
Proceeds	11,665	0
New leases	0	0
Others	(29)	(3)
Fair value in Hedge Instruments	544	(383)
Foreign Exchange movement	(5,980)	7,542
Translation Effect	(12)	0
Carrying value	75,746	72,254	65,126
Long-term Borrowings | Long-term bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	147	175
Cash flows, Repayments, Lease liabilities	(1,000)	(28)
Proceeds	1,836	0
New leases	0	0
Others	0	0
Fair value in Hedge Instruments	0	0
Foreign Exchange movement	7	0
Translation Effect	(12)	0
Carrying value	978	147	175
Long-term Borrowings | Long-term notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	72,107	64,951
Cash flows, Repayments, Lease liabilities	(1,696)	0
Proceeds	9,829	0
New leases	0	0
Others	(29)	(3)
Fair value in Hedge Instruments	544	(383)
Foreign Exchange movement	(5,987)	7,542
Translation Effect	0	0
Carrying value	74,768	72,107	64,951
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	3,184	2,521
Payments of lease liabilities, classified as financing activities	(895)	(856)
Proceeds	0	0
New leases	1,033	1,046
Others	(425)	464
Fair value in Hedge Instruments	0	0
Foreign Exchange movement	(10)	11
Translation Effect	16	(2)
Carrying value	$ 2,903	$ 3,184	$ 2,521